Loans and borrowings	6 Months Ended
Jun. 30, 2025
Loans and borrowings
Loans and borrowings

11.Loans and borrowings

	30 June	31 December
US$ thousand	2025	2024
Current
Senior syndicated facility	21,328	38,644
Copper stream	10,726	10,275
Silver stream	10,201	9,347
	42,255	58,266

Non-current
Mezzanine debt facility	—	95,003
Senior syndicated facility	194,492	116,032
Copper stream	75,250	75,636
Silver stream	55,579	58,254
	325,321	344,925
	367,576	403,191

The following table presents the continuity schedule of loans and borrowings during the period ended 30 June 2025:

US$ thousand	Carrying amount
Balance as of 1 January 2025	403,191
Drawdowns
Drawdown of senior syndicated facility	66,000
Arrangement fee deducted from drawdown	(3,275)

Repayments
Mezzanine debt facility	(112,984)
Copper and silver delivered against copper and silver stream	(11,549)

Other movements
Debt extinguishment and modification costs	12,469
Amortisation expense	13,724
Balance as of 30 June 2025	367,576

During the period, on 13 March 2025, MAC announced the amendments to the Company’s debt structure. As a result of these amendments:

a)	the senior syndicated facility agreement (“SFA”) has been amended in the following manner:
●	National Australia Bank Limited, Westpac Banking Corporation and Macquarie Bank Limited have joined the group of Senior Lenders;
●	Repayments under Facility A of $159,000 thousand have been deferred until 30 September 2025;
●	Revolving Facility B has been increased from $25,000 thousand to $125,000 thousand;
●	A new letter of credit facility (“Facility C”) of $45,000 thousand has been added to the SFA, which has been utilised to replace Glencore’s performance guarantee in relation to the rehabilitation costs associated with CMPL mining activities (refer Note 19);
●	Final scheduled maturity date of these facilities has been extended to 14 March 2028; and

11.Loans and borrowings (continued)

●	Margin included in the interest on these facilities has been changed from a fixed 3.0% per annum to a range of 2.50% to 3.0% depending on MAC’s Net Debt to EBITDA ratio defined in the amended SFA.
b)

MAC exercised its right to repay the mezzanine debt facility in full. MAC utilised the proceeds from the 15 October 2024 private placement and $66,000 thousand drawdown from Facility B of the SFA to pay off a total of $160,656 thousand to Sprott Private Resource Lending II (Collector-2), LP, including the prepayment interest premium, as full and final settlement of the Mezzanine debt facility, excluding Mezz Warrants as summarised below:

Six months ended
US$ thousand	30 June 2025
Repayment - Mezzanine debt facility	112,984
Repayment - Mezzanine debt facility embedded derivative (Note 15)	32,355
Total repayment before interest and costs	145,339

Accrued interest up to the date of repayment	3,652
Additional prepayment interest per the terms of early settlement	10,597
Other costs related to settlement	1,068
Total repayment	160,656